28. EFFECT OF MOVEMENTS IN EXCHANGE RATES	12 Months Ended
Dec. 31, 2018
Effect Of Movements In Exchange Rates
28. EFFECT OF MOVEMENTS IN EXCHANGE RATES

Assets and liabilities in foreign currency

Current assets		As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Cash and cash equivalents		37,486,337	31,162,346
	CHILEAN PESO	7,164,521	16,053,806
	USD	15,656,759	7,704,436
	CAD	467,436	265,248
	EUR	1,771,178	1,266,185
	GBP	5,191,304	2,583,910
	SEK	556,100	397,861
	NOK	2,352,388	1,155,693
	BRL	1,484,743	1,205,972
	CNY	479,058	178,350
	MXN	2,352,868	264,857
	ZAR	9,982	86,028
Other current financial assets		8,275,354	10,265,207
	CHILEAN PESO	2,532,634	2,425,216
	USD	2,643,697	1,906,957
	CAD	117,954	74,000
	EUR	1,129,685	720,213
	UF	717,821	2,125,197
	GBP	926,864	2,069,965
	SEK	37,858	102,559
	NOK	45,585	62,399
	BRL	108,157	565,391
	MXN	15,099	213,310
Other current non-financial assets		6,340,765	6,935,589
	CHILEAN PESO	2,028,792	3,752,274
	USD	2,727,870	1,893,030
	CAD	4,051	3,904
	EUR	8,655	15,108
	UF	1,173,890	970,445
	GBP	107,205	72,488
	SEK	30,283	16,497
	NOK	26,897	13,088
	BRL	42,556	47,687
	CNY	158,915	131,085
	MXN	26,303	15,001
	ZAR	5,348	4,982
Trade and other receivables		190,675,390	187,422,436
	CHILEAN PESO	31,679,861	41,977,573
	USD	71,347,963	63,583,789
	CAD	4,233,481	3,426,940
	EUR	18,840,714	19,324,660
	UF	113,998	111,841
	GBP	33,945,104	27,998,285
	SEK	3,445,737	3,522,919
	NOK	2,261,241	2,861,076
	BRL	11,477,379	14,174,980
	CNY	8,380	8,441
	MXN	13,320,226	10,430,247
	ZAR	1,306	1,685
Trade receivables due from related parties, current		2,581,328	11,379,684
	CHILEAN PESO	424,521	355,759
	USD	67,035	8,695,937
	CAD	2,089,772	2,327,988

Current assets		As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Inventories		277,389,786	235,733,091
	CHILEAN PESO	167,649,145	149,597,163
	USD	85,624,342	66,985,019
	EUR	926,862	1,088,494
	GBP	12,699,160	7,746,875
	SEK	2,670,735	2,788,348
	NOK	1,333,558	994,328
	BRL	2,735,868	3,503,861
	MXN	3,750,116	3,029,003
Biological assets, current		20,782,597	18,949,252
	CHILEAN PESO	17,918,152	16,005,454
	USD	2,864,445	2,943,798
Current tax assets		24,283,220	30,059,783
	CHILEAN PESO	22,779,805	27,288,090
	USD	405,612	1,664,687
	CAD	—	681
	GBP	—	229,616
	SEK	175,616	170,447
	BRL	561,786	16,851
	MXN	340,320	647,128
	ZAR	20,081	42,283

Other current assets		31,092	(0)
	CHILEAN PESO	31,092	(0)

Total current assets		567,845,869	531,907,388
	CHILEAN PESO	252,208,523	257,455,335
	USD	181,337,723	155,377,653
	CAD	6,912,694	6,098,761
	EUR	22,677,094	22,414,660
	UF	2,005,709	3,207,483
	GBP	52,869,637	40,701,139
	SEK	6,916,329	6,998,631
	NOK	6,019,669	5,086,584
	BRL	16,410,489	19,514,742
	CNY	646,353	317,876
	MXN	19,804,932	14,599,546
	ZAR	36,717	134,978

Non-current assets		As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Other non-current financial assets		25,741,638	25,591,638
	USD	6,507,358	11,884,652
	CAD	322,828	826,950
	EUR	1,668,290	3,612,589
	UF	13,068,969	4,921,458
	GBP	4,158,838	4,345,989
	SEK	15,355	—

Other non-current non-financial assets		3,379,836	4,227,938
	CHILEAN PESO	1,429,066	1,088,304
	USD	848	102,447
	UF	1,949,922	3,037,187
Non-current receivables		693,696	742,414
	BRL	693,696	742,414
Equity accounted investments in associates		21,262,939	21,819,709
	CHILEAN PESO	21,262,939	21,819,709

Intangible assets, net		47,719,373	43,426,623
	CHILEAN PESO	17,101,789	16,062,767
	USD	29,589,179	26,361,987
	CAD	18,528	18,528
	EUR	102,202	102,202
	UF	695,351	695,351
	GBP	157,545	137,435
	SEK	5,131	5,131
	NOK	12,061	12,061
	BRL	23,588	13,707
	MXN	13,999	17,454

Goodwill		69,028,561	31,021,819
	USD	69,028,561	31,021,819

Non-current assets		As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Property, plant and equipment, net		391,263,749	381,736,948
	CHILEAN PESO	296,788,918	295,303,234
	USD	74,845,414	66,727,309
	CAD	572	1,153
	EUR	3,610,567	3,610,748
	UF	15,761,829	15,761,829
	GBP	82,663	117,250
	BRL	58,817	91,125
	CNY	8,843	8,949
	MXN	104,546	114,851
	ZAR	1,580	500

Deferred tax assets		19,232,446	16,352,110
	CHILEAN PESO	13,605,813	11,788,938
	USD	4,171,813	3,121,230
	EUR	—	30,270
	BRL	1,068,227	1,046,136
	MXN	371,822	360,470
	ZAR	14,771	5,066

Total non-current assets		578,322,238	524,919,199
	CHILEAN PESO	350,188,525	352,503,010
	USD	184,143,173	132,779,386
	CAD	341,928	846,631
	EUR	5,381,059	7,355,809
	UF	31,476,071	24,415,825
	GBP	4,399,046	4,600,674
	SEK	20,486	5,131
	NOK	12,061	12,061
	BRL	1,844,328	1,893,382
	CNY	8,843	8,949
	MXN	490,367	492,775
	ZAR	16,351	5,566
Total assets		1,146,168,107	1,056,826,587

		As of December 31, 2018		As of December 31, 2017
Current liabilities		Up to 90 days ThCh$	91 days to 1 year ThCh$	Up to 90 days ThCh$	91 days to 1 year ThCh$
Other current financial liabilities		82,848,329	46,373,692	64,839,997	75,612,486
	CHILEAN PESO	4,549,958	11,158,141	12,333,693	10,000,000
	USD	61,232,316	30,435,385	33,382,116	51,300,400
	CAD	9,306	—	28,168	—
	EUR	186,010	—	33,525	—
	UF	12,333,828	41,679	17,137,339	6,699,548
	GBP	415,734	—	63,652	—
	SEK	151,857	—	18,303	—
	NOK	10,540	—	3,389	—
	ARS	933,006	121,825	893,132	1,698,597
	BRL	102,591	4,616,662	942,108	3,849,422
	MXN	2,923,183	—	4,572	2,064,519
Trade and other payables, current		124,333,481	—	120,753,782	—
	CHILEAN PESO	58,517,532	—	71,019,992	—
	USD	42,383,198	—	27,591,091	—
	CAD	196,220	—	258,820	—
	EUR	2,799,849	—	3,073,408	—
	UF	11,814	—	17,776	—
	GBP	8,692,309	—	7,338,446	—
	SEK	2,207,219	—	2,212,232	—
	NOK	1,189,157	—	2,711,296	—
	BRL	3,085,053	—	2,725,087	—
	CNY	98,947	—	35,868	—
	MXN	5,150,023	—	3,749,883	—
	ZAR	2,160	—	19,883	—
Trade payables due to related entities, current		5,777,642	—	7,361,779	—
	CHILEAN PESO	3,973,603	—	4,730,034	—
	USD	914	—	4,122	—
	CAD	75,209	—	401,238	—
	MXN	1,727,916	—	2,226,385	—
Other current provisions		24,407,046	—	17,420,500	—
	CHILEAN PESO	3,259,967	—	552,062	—
	USD	9,764,779	—	9,176,355	—
	CAD	1,138,228	—	923,600	—
	EUR	4,598,167	—	3,607,427	—
	UF	991,446	—	57,073	—
	GBP	2,737,251	—	2,885,090	—
	SEK	12,394	—	82,658	—
	NOK	1,801,519	—	99,178	—
	BRL	144	—	29,865	—
	CNY	5,755	—	5,459	—
	MXN	45,815	—	1,733	—
	ZAR	51,581

		As of December 31, 2018		As of December 31, 2017
Current liabilities		Up to 90 days ThCh$	91 days to 1 year ThCh$	Up to 90 days ThCh$	91 days to 1 year ThCh$
Current tax liabilities		12,540,564	—	18,813,566	—
	CHILEAN PESO	9,956,364	—	16,879,385	—
	USD	1,282,594	—	1,265,739	—
	CAD	9,780	—	3,148	—
	EUR	62,344	—	130,086	—
	GBP	71,934	—	3,591	—
	SEK	244,174	—	51,910	—
	NOK	111,012	—	62,009	—
	CNY	111,930	—	82,362	—
	MXN	666,243	—	304,437	—
	ZAR	24,189	—	30,899	—

Post-employment obligations, current		16,216,767	—	15,074,953	—
	CHILEAN PESO	10,070,391	—	10,279,651	—
	USD	4,361,870	—	3,116,704	—
	EUR	175,896	—	191,176	—
	GBP	661,113	—	646,336	—
	SEK	74,214	—	66,822	—
	NOK	43,905	—	53,990	—
	BRL	426,545	—	438,344	—
	CNY	190,026	—	149,046	—
	MXN	156,686	—	109,808	—
	ZAR	56,121	—	23,076	—

Other current non-financial liabilities		770,158	—	815,077	—
	CHILEAN PESO	690,459	—	698,178	—
	USD	68,257	—	110,532	—
	SEK	676	—	3,664	—
	NOK	—	—	942	—
	MXN	10,238	—	877	—
	CNY	513	—	884	—
	ZAR	15	—	—	—

Total current liabilities		266,893,987	46,373,692	245,079,654	75,612,486
	CHILEAN PESO	91,018,274	11,158,141	116,492,995	10,000,000
	USD	119,093,928	30,435,385	74,646,659	51,300,400
	CAD	1,428,743	—	1,614,974	—
	EUR	7,822,266	—	7,035,622	—
	UF	13,337,088	41,679	17,212,188	6,699,548
	GBP	12,578,341	—	10,937,115	—
	SEK	2,690,534	—	2,435,589	—
	NOK	3,156,133	—	2,930,804	—
	ARS	933,006	121,825	893,132	1,698,597
	BRL	3,614,333	4,616,662	4,135,404	3,849,422
	CNY	407,171	—	273,619	—
	MXN	10,680,104	—	6,397,695	2,064,519
	ZAR	134,066	—	73,858	—

		As of December 31, 2018			As of December 31, 2017
Non-current liabilities		1 to 3 years ThCh$	3 to 5 years ThCh$	Over 5 years ThCh$	1 to 3 years ThCh$	3 to 5 years ThCh$	Over 5 years ThCh$
Other non-current financial liabilities		44,234,371	5,372,916	141,602,330	44,675,825	1,397,541	81,736,759
	CHILEAN PESO	446,258	61,655	1,428	613,486	—	163,805
	USD	30,789,854	2,992,555	—	24,197,088	311,287	47,923
	EUR	—	—	—	—	28,157	—
	UF	12,748,111	2,318,706	141,600,902	19,316,437	714,023	81,525,031
	GBP	—	—	—	13,486	173,973	—
	ARS	250,148	—	—	535,328	170,101	—

Trade payables due to related parties, non-current		300,937	—	—	292,555	—	—
	UF	300,937	—	—	292,555	—	—

		As of December 31, 2018			As of December 31, 2017
Non-current liabilities		1 to 3 years ThCh$	3 to 5 years ThCh$	Over 5 years ThCh$	1 to 3 years ThCh$	3 to 5 years ThCh$	Over 5 years ThCh$
Deferred tax liabilities		—	1,715,937	62,250,132	—	2,863,964	50,509,194
	CHILEAN PESO	—	1,715,937	62,250,132	—	2,863,964	50,509,194

Proviison for employee benefits, non-current		—	2,867,500	—	—	2,829,938	—
	CHILEAN PESO	—	2,867,500	—	—	2,829,938	—

Other non-current non-financial liabilities		2,403,061	—	—	595,435	—	—
	CHILEAN PESO	8,736	—	—	8,736	—	—
	USD	2,394,325	—	—	585,945	—	—
	CAD	—	—	—	754	—	—

Total non-current liabilities		46,938,369	9,956,353	203,852,462	45,563,815	7,091,443	132,245,953
	CHILEAN PESO	454,994	4,645,092	62,251,560	622,222	5,693,902	50,672,999
	USD	33,184,179	2,992,555	—	24,783,033	311,287	47,923
	CAD	—	—	—	754	—	—
	EUR	—	—	—	—	28,157	—
	UF	13,049,048	2,318,706	141,600,902	19,608,992	714,023	81,525,031
	GBP	—	—	—	13,486	173,973	—
	ARS	250,148	—	—	535,328	170,101	—

Total liabilities		360,206,048	9,956,353	203,852,462	366,255,955	7,091,443	132,245,953